Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jan. 31, 2026
C000255294 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%
JLens 500 Jewish Advocacy U.S. Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%
VettaFi US Equity Large Cap 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.87%